Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

Note 13 Income Taxes

The provision for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities.

The components of income tax expense included in the Consolidated Statements of Income are as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Current income tax expense:
Federal	$210,550	140,079	139,228
State	20,316	9,218	9,255
Foreign	7,500	4,443	4,762
Total current income tax expense	238,366	153,740	153,245
Deferred income tax (benefit) expense:
Federal	(178,879)	8,393	(2,198)
State	5,093	(65)	442
Foreign	1,298	(893)	(125)
Total deferred income tax (benefit) expense	(172,488)	7,435	(1,881)
Total income tax expense	$65,878	161,175	151,364

	Years Ended December 31,
(in thousands)	2017	2016	2015
Components of income before income tax expense:
Domestic	$603,260	454,628	485,191
Foreign	14,302	6,404	8,373
Total income before income tax expense	$617,562	461,032	493,564

Income tax expense differs from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Computed "expected" income tax expense	$216,147	161,425	173,911
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	11,953	8,715	8,367
State income tax expense, net of federal income tax effect	12,470	9,127	7,101
Increase (decrease) in valuation allowance	8,230	2,855	(517)
Tax credits	(20,998)	(15,695)	(28,831)
Share-based compensation	(14,310)	—	—
Deduction for domestic production activities	(17,150)	(12,950)	(11,550)
Re-measurement of deferred tax asset / deferred tax liability	(146,093)	—	—
Permanent differences and other, net	15,629	7,698	2,883
Total income tax expense	$65,878	161,175	151,364

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2017 and 2016 relate to the following:

	As of December 31,
(in thousands)	2017	2016
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$35,089	34,490
Allowances for doubtful accounts and billing adjustments	852	1,512
Deferred revenue	17,813	27,461
Share-based compensation	15,170	25,497
Foreign currency translation	—	4,019
Other, net	14,915	38,341
Total deferred income tax assets	83,839	131,320
Less valuation allowance for deferred income tax assets	(29,531)	(21,301)
Net deferred income tax assets	54,308	110,019
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(43,056)	(63,432)
Computer software development costs	(48,244)	(80,837)
Purchased intangibles	(42,467)	(344,547)
Foreign currency translation	(942)	—
Partnership interests	(143,908)	(18,776)
Other, net	(7,917)	(14,924)
Total deferred income tax liabilities	(286,534)	(522,516)
Net deferred income tax liabilities	$(232,226)	(412,497)

Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	$6,091	7,055
Noncurrent deferred tax liability	(238,317)	(419,552)
Net deferred tax liability	$(232,226)	(412,497)

As of December 31, 2017, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carryforwards of $6.6 million, $0.3 million and $28.2 million, respectively. As of December 31, 2016, TSYS had recognized deferred tax assets from net operating losses, capital losses, and federal and state income tax credit carryforwards of $8.5 million, $0.4 million, and $25.6 million, respectively. Additionally, net deferred income tax liabilities were decreased by $144.5 million as a result of the Tax Cuts and Jobs Act of 2017 (the “Tax Act”).

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Management believes it is more likely than not that TSYS will realize the benefits of these deductible differences, net of existing valuation allowances. The valuation allowance for deferred tax assets was $29.5 million and $21.3 million at December 31, 2017 and 2016, respectively. The increase in the valuation allowance for deferred income tax assets was $8.2 million for 2017. The increase relates to foreign tax credits and foreign net operating losses which, more likely than not, will not be realized in later years.

On December 22, 2017, the President signed into law the Tax Act. Some key provisions of this law impacted the Company. One such provision was the reduction of the Federal corporate income tax rate from 35% to 21%. This required the Company to remeasure its U.S. deferred tax assets and liabilities.  Upon remeasurement of such, TSYS recognized a benefit of $144.5 million as a discrete item in 2017.  Another provision of the Tax Act that impacted TSYS during this reporting period was the one-time transition tax on the deemed repatriation of foreign accumulated earnings.  This deemed repatriation mandated the Company to calculate effective tax rates of  15% and 8% respectively on cash and non-cash foreign accumulated earnings. Additionally, the Company was obligated to recognize certain tax credits and reassess the realizability of certain deferred tax assets. The net impact of this one-time transition tax was an expense of $4.9 million.

Additionally, the Tax Act provides for two U.S. tax base erosion provisions which begin in 2018. They are the global intangible low-taxed income (GILTI) and the base-erosion and anti-abuse tax (BEAT). TSYS’s calculation indicate no impact related to GILTI in 2017. However, TSYS will perform all necessary calculations, make any needed elections and report any 2018 impacts of GILTI as appropriate.  Currently, TSYS is not expected and does not expect to be impacted by BEAT in the future.

TSYS has adopted the permanent reinvestment exception under GAAP, with respect to earnings of certain foreign subsidiaries. As a result, TSYS considers foreign earnings related to these foreign operations to be permanently reinvested. However, pursuant to U.S. tax requirements,  a provision for U.S. federal and state incomes taxes has been made in the consolidated financial statements for those non-U.S. subsidiaries whose earnings were deemed to be repatriated. The amount of undistributed earnings considered to be “reinvested” which may be subject to tax upon distribution was approximately $103.3 million as of December 31, 2017.  Although TSYS does not intend to repatriate these earnings, a distribution of these non-U.S. earnings in the form of dividends, or otherwise, may subject the Company to withholding taxes payable to the various non-U.S. countries.

TSYS is the parent of an affiliated group that files a consolidated U.S. federal income tax return and most state and foreign income tax returns on a separate entity basis. In the normal course of business, the Company is subject to examinations by these taxing authorities unless statutory examination periods lapse. TSYS is no longer subject to U.S. federal income tax examinations for years before 2011 and with few exceptions, the Company is no longer subject to income tax examinations from state and local or foreign tax authorities for years before 2011. There are currently federal income tax examinations in progress for the years 2011 through 2013. Additionally, a number of tax examinations are in progress by the relevant state tax authorities. Although TSYS is unable to determine the ultimate outcome of these examinations, TSYS believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

GAAP prescribes a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2017, TSYS increased its liability for uncertain income tax positions by a net amount of approximately $7.3 million. The Company is not able to reasonably estimate the amount by which the liability will increase or decrease over time; however, at this time, the Company does not expect any significant changes related to these obligations within the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

	Years Ended December 31,
(in millions)	2017	2016	2015
Beginning balance	$16.5	13.1	6.7
Current activity:
Additions based on tax positions related to current year	4.9	3.4	2.3
Additions for tax positions of prior years	4.6	3.0	4.7
Reductions for tax positions of prior years	—	—	(0.6)
Decreases resulting from settlements with tax authorities	(2.2)	(3.0)	—
Net current activity	7.3	3.4	6.4
Ending balance	$23.8	16.5	13.1

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income. Gross accrued interest and penalties on unrecognized tax benefits totaled $2.0 million and $1.8 million as of December 31, 2017 and December 31, 2016, respectively. The total amounts of unrecognized income tax benefits as of December 31, 2017 and December 31, 2016 that, if recognized, would affect the effective tax rates are $24.5 million and $17.0 million (net of the federal benefit on state tax issues), respectively, which includes interest and penalties of $1.3 million and $1.2 million, respectively.